May 2, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan

Document Control – EDGAR

RE:	Columbia Funds Variable Series Trust II

Columbia Variable Portfolio - Balanced Fund

Columbia Variable Portfolio - Cash Management Fund

Columbia Variable Portfolio - Core Equity Fund

Columbia Variable Portfolio - Diversified Bond Fund

Columbia Variable Portfolio - Dividend Opportunity Fund

Columbia Variable Portfolio - Emerging Markets Bond Fund

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - Global Bond Fund

Columbia Variable Portfolio - High Yield Bond Fund

Columbia Variable Portfolio - Income Opportunities Fund

Columbia Variable Portfolio - International Opportunity Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Large Core Quantitative Fund

Columbia Variable Portfolio - Limited Duration Credit Fund

Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund

Columbia Variable Portfolio - Mid Cap Value Opportunity Fund

Columbia Variable Portfolio - S&P 500 Index Fund

Columbia Variable Portfolio - Select Large - Cap Value Fund

Columbia Variable Portfolio - Select Smaller - Cap Value Fund

Columbia Variable Portfolio - Seligman Global Technology Fund

Columbia Variable Portfolio - U.S. Government Mortgage Fund

Variable Portfolio - Aggressive Portfolio

Variable Portfolio - Conservative Portfolio

Variable Portfolio - Moderately Aggressive Portfolio

Variable Portfolio - Moderately Conservative Portfolio

Variable Portfolio - Moderate Portfolio

Variable Portfolio - American Century Diversified Bond Fund

Variable Portfolio - American Century Growth Fund

Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio - Columbia Wanger International Equities Fund

Variable Portfolio - Columbia Wanger U.S. Equities Fund

Variable Portfolio - DFA International Value Fund

Variable Portfolio - Eaton Vance Floating-Rate Income Fund

Variable Portfolio - Holland Large Cap Growth Fund

Variable Portfolio - Invesco International Growth Fund

Variable Portfolio - Jennison Mid Cap Growth Fund

Variable Portfolio - J.P. Morgan Core Bond Fund

Variable Portfolio - MFS Value Fund

Variable Portfolio - Mondrian International Small Cap Fund

Variable Portfolio - Morgan Stanley Global Real Estate Fund

Variable Portfolio - NFJ Dividend Value Fund

Variable Portfolio - Nuveen Winslow Large Cap Growth Fund

Variable Portfolio - Partners Small Cap Growth Fund

Variable Portfolio - Partners Small Cap Value Fund

Variable Portfolio - PIMCO Mortgage-Backed Securities Fund

Variable Portfolio - Pyramis® International Equity Fund

Variable Portfolio - Sit Dividend Growth Fund

Variable Portfolio - Victory Established Value Fund

Variable Portfolio - Wells Fargo Short Duration Government Fund

Post-Effective Amendment No. 32

File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 32 (Amendment). This Amendment was filed electronically on April 30, 2013.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.